Segments (Details Textual) (UPA [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
UPA [Member]
Interest In Joint Venture		50.00%
Contracts Received	$ 157,000	$ 900,000
Revenues	157,000
Cost of Goods Sold	$ 123,000